Leases - Schedule of Supplemental Cash Flow Information Related to Leases (Details) (10Q) $ in Thousands	3 Months Ended
Mar. 31, 2019 USD ($)
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows from operating leases	$ 57
ROU assets obtained in exchange for lease liabilities: Operating leases	$ 20